UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [X]; Amendment Number: 2
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Sandell Asset Management Corp.
Address:          40 West 57th Street, 26th Floor
                  New York, NY 10019

Form 13F File Number: 28-06499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard Gashler
Title:            General Counsel
Phone:            212-603-5700

Signature, Place, and Date of Signing:

     /s/ Richard Gashler         New York, New York        February 26, 2010
     -------------------         ------------------        -----------------
          [Signature]              [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     2

Form 13F Information Table Value Total:     $138,840 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

   None.


                                                                             FORM 13F
                                                                                                                (SEC USE ONLY)
QTR ENDED: 9/30/09                                       Name of Reporting Manager:  Sandell Asset Management
                                                                        Amendment No. 2

 Item 1:                      Item 2 :              Item 3:    Item 4:    Item 5:   Item 6:    Item 7:            Item 8:
 Name of Issuer               Title of Class        CUSIP     Fair Market Shares or Investment Managers   Voting Authority (Shares)
                                                    Number      Value     Principal Discretion See     (a) Sole (b) Shared  (c) None
                                                              (X$1000)    Amount               Instr. V

BJ SVCS CO                          COM              055482103   22,422   1,154,000 SH   SOLE             1,154,000   -       -
SCHERING PLOUGH CORP                COM              806605101  112,418   3,979,400 SH   SOLE             3,979,400   -       -

                                               Value Total     $134,840

                                               Entry Total:          2
